SEGMENT INFORMATION (Schedule of Depreciation and Amortisation by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	$ 1,375	$ 2,424	$ 3,573
Amortisation	2,825	3,303	2,973
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	74	1,186	1,072
Amortisation	655	1,164	1,533
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	1,301	1,238	2,197
Amortisation	2,170	2,139	1,440
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation			$ 304